Cash and Investments - Changes in Level 3 financial assets (Details) - Significant unobservable inputs (Level 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement, assets
Balance - January 1	$ 8,744.3	$ 8,343.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(139.1)	(518.5)
Purchases	4,397.8	2,025.6
Acquisitions of insurance subsidiaries	178.1
Sales and distributions	(1,655.6)	(999.8)
Transfer out of category	(39.7)	(2.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	17.5	(103.5)
Deconsolidation of non-insurance subsidiary	(43.3)
Balance - December 31	11,460.0	8,744.3
Private placement debt securities
Changes in fair value measurement, assets
Balance - January 1	3,465.3	2,795.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	63.7	(378.8)
Purchases	3,451.7	1,456.0
Acquisitions of insurance subsidiaries	109.6
Sales and distributions	(1,262.5)	(382.4)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	12.5	(25.3)
Deconsolidation of non-insurance subsidiary	(43.3)
Balance - December 31	5,797.0	3,465.3
Net purchases of first mortgage loans	2,261.5	870.2
Private company preferred shares
Changes in fair value measurement, assets
Balance - January 1	2,047.1	2,101.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(2.4)	(247.4)
Purchases	134.5	286.4
Sales and distributions	(2.9)	(88.1)
Transfer out of category	(36.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	2.4	(5.6)
Balance - December 31	2,142.0	2,047.1
Limited partnerships and other
Changes in fair value measurement, assets
Balance - January 1	1,824.2	1,789.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(69.7)	143.0
Purchases	384.2	113.1
Sales and distributions	(146.1)	(207.0)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	5.6	(14.0)
Balance - December 31	1,998.2	1,824.2
Private equity funds
Changes in fair value measurement, assets
Balance - January 1	97.5	107.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(7.6)	(1.4)
Acquisitions of insurance subsidiaries	0.9
Sales and distributions	(19.7)	(4.2)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	1.7	(4.6)
Balance - December 31	72.8	97.5
Common stocks
Changes in fair value measurement, assets
Balance - January 1	629.9	507.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	12.3	61.9
Purchases	289.7	102.7
Acquisitions of insurance subsidiaries	34.9
Sales and distributions	(10.2)	(14.3)
Transfer out of category	(3.0)	(2.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	3.9	(24.7)
Balance - December 31	957.5	629.9
Derivatives and other invested assets
Changes in fair value measurement, assets
Balance - January 1	680.3	1,041.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(135.4)	(95.8)
Purchases	137.7	67.4
Acquisitions of insurance subsidiaries	32.7
Sales and distributions	(214.2)	(303.8)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(8.6)	(29.3)
Balance - December 31	$ 492.5	$ 680.3